Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2065 Fund	May 30, 2024
Fidelity Advisor Freedom 2065 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.98%
Since Inception	7.35%	[1]
Fidelity Advisor Freedom 2065 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.25%
Since Inception	8.44%	[2]
Fidelity Advisor Freedom 2065 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.07%
Since Inception	6.76%	[3]
Fidelity Advisor Freedom 2065 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.66%
Since Inception	5.48%	[3]
Fidelity Advisor Freedom 2065 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.54%
Since Inception	5.06%	[3]
Fidelity Advisor Freedom 2065 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.38%
Since Inception	7.04%	[4]
Fidelity Advisor Freedom 2065 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.34%
Since Inception	8.55%	[5]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.21%
IXX3K
Average Annual Return:
Past 1 year	20.11%
Since Inception	8.53%

[1]	C From June 28, 2019 .
[2]	D From June 28, 2019 .
[3]	A From June 28, 2019 .
[4]	B From June 28, 2019 .
[5]	E From June 28, 2019 .